Lease (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Lease [Abstract]
Total operating lease expense	$ 281,376	$ 36,167	$ 302,870	$ 304,824